Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investment Securities
Schedule of amortized cost and fair value of debt securities available-for-sale

	Total
	Amortized	Gross Unrealized		Fair
(in thousands)	Cost	Gains	Losses	Value
December 31, 2020
U.S. Treasury	$2,772	$26	$—	$2,798
U.S. government and federal agency obligations	11,732	197	—	11,929
U.S. government-sponsored enterprises	22,495	379	—	22,874
Obligations of states and political subdivisions	56,943	1,801	—	58,744
Mortgage-backed securities	88,357	1,809	(54)	90,112
Other debt securities (a)	10,000	358	(14)	10,344
Bank issued trust preferred securities (a)	1,486	—	(257)	1,229
Total available-for-sale securities	$193,785	$4,570	$(325)	$198,030

December 31, 2019
U.S. Treasury	$987	$8	$—	$995
U.S. government and federal agency obligations	8,124	—	(77)	8,047
U.S. government-sponsored enterprises	22,300	41	(58)	22,283
Obligations of states and political subdivisions	33,704	144	(59)	33,789
Mortgage-backed securities	105,522	522	(428)	105,616
Other debt securities (a)	3,000	53	—	3,053
Bank issued trust preferred securities (a)	1,486	—	(176)	1,310
Total available-for-sale securities	$175,123	$768	$(798)	$175,093

(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity

	Amortized	Fair
(in thousands)	Cost	Value
Due in one year or less	$3,323	$3,340
Due after one year through five years	21,829	22,071
Due after five years through ten years	38,404	39,570
Due after ten years	41,872	42,937
Total	105,428	107,918
Mortgage-backed securities	88,357	90,112
Total available-for-sale securities	$193,785	$198,030

Schedule of Other securities

(in thousands)	2020	2019
Other securities:
FHLB stock	$6,170	$5,644
MIB stock	151	151
Equity securities with readily determinable fair values	32	13
Total other investment securities	$6,353	$5,808

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2020
U.S. Treasury	$1,015	$—	$—	$—	$1,015	$—
Mortgage-backed securities	7,494	(54)	—	—	7,494	(54)
Other debt securities	2,987	(14)	—	—	2,987	(14)
Bank issued trust preferred securities	—	—	1,229	(257)	1,229	(257)
Total	$11,496	$(68)	$1,229	$(257)	$12,725	$(325)

(in thousands)
At December 31, 2019
U.S. government and federal agency obligations	$6,238	$(69)	$1,809	$(8)	$8,047	$(77)
U.S. government-sponsored enterprises	5,949	(47)	7,488	(11)	13,437	(58)
Obligations of states and political subdivisions	10,729	(53)	1,931	(6)	12,660	(59)
Mortgage-backed securities	5,444	(37)	40,120	(391)	45,564	(428)
Bank issued trust preferred securities	—	—	1,310	(176)	1,310	(176)
Total	$28,360	$(206)	$52,658	$(592)	$81,018	$(798)

Schedule of components of investment securities gains and losses

(in thousands)	2020	2019	2018
Investment securities gains (losses), net
Available for sale securities:
Gains realized on sales	$49	$6	$253
Losses realized on sales	(8)	(46)	—
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	20	—	2
Investment securities gains (losses), net	$61	$(40)	$255